Share-Based Payment (Details) - USD ($)																												1 Months Ended				12 Months Ended
	Jul. 11, 2028	Aug. 16, 2027	Jul. 11, 2027	Nov. 14, 2026	Aug. 16, 2026	Jul. 11, 2026	Jan. 31, 2026	Nov. 14, 2025	Aug. 31, 2025	Aug. 16, 2025	Jan. 31, 2025	Nov. 14, 2024	Nov. 06, 2024	Aug. 31, 2024	Jul. 11, 2024	Jan. 31, 2024	Nov. 14, 2023	Nov. 06, 2023	Aug. 31, 2023	Aug. 16, 2023	Jan. 31, 2023	Nov. 27, 2022	Nov. 14, 2022	Aug. 31, 2022	Jan. 31, 2022	Nov. 06, 2021	Aug. 31, 2021	Mar. 31, 2023	Apr. 30, 2020	Apr. 30, 2019	Nov. 30, 2017	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-based Payment [Line Items]
Stock options valid period																											5 years
Share-based compensation cost (in Dollars)																																$ 657,878	$ 1,186,806	$ 1,000,105
Unrecognized compensation cost (in Dollars)																																$ 283,886
Weighted-average period																																1 year 6 months 3 days
Annual Installments [Member]
Share-based Payment [Line Items]
Percentage of vest																				25.00%			25.00%		25.00%		25.00%
Third Installment [Member]
Share-based Payment [Line Items]
Percentage of vest											25.00%			25.00%				25.00%				25.00%	25.00%
First Installment [Member]
Share-based Payment [Line Items]
Percentage of vest													25.00%				25.00%				25.00%			25.00%		25.00%
Second Installment [Member]
Share-based Payment [Line Items]
Percentage of vest												25.00%				25.00%			25.00%
Equity Option [Member]
Share-based Payment [Line Items]
Granted aggregate of stock options shares (in Shares)															1,472,000					1,535,000			1,023,531		1,300,000		2,790,300
Stock options valid period															5 years					5 years			5 years		5 years
Total fair value option exercised (in Dollars)																																		25	$ 25
Intrinsic value of options exercised (in Dollars)																																$ 953,513	1,098,566	1,152,356
Stock Incentive Plan 2017 [Member]
Share-based Payment [Line Items]
Shares granted (in Shares)																															2,210,000
Contractual term																															10 years
2019 Plan [Member]
Share-based Payment [Line Items]
Shares granted (in Shares)																														2,220,000
2020 Plan [Member]
Share-based Payment [Line Items]
Shares granted (in Shares)																													11,011,663
Contractual term																													5 years
2023 Equity Incentive Plan [Member]
Share-based Payment [Line Items]
Shares granted (in Shares)																												20,000,000
Contractual term																												5 years
Restricted Share Units [Member]
Share-based Payment [Line Items]
Share-based compensation cost (in Dollars)																																$ 1,810,033	1,981,210	1,478,190
Weighted-average period																																4 months 13 days
Number of shares granted (in Shares)																																2,200,000
Unrecognized compensation cost (in Dollars)																																$ 5,270
Estimated total fair value of the RSUs granted (in Dollars)																																$ 1,786,633	$ 1,935,396	$ 3,870,449
Weighted-average grant-date fair value per share (in Dollars per share)																																$ 0.81
Restricted Share Units [Member] | 2020 Plan [Member]
Share-based Payment [Line Items]
Number of shares granted (in Shares)																																2,200,000	1,934,000	1,161,000
Subsequent Event [Member] | Fourth Installment [Member]
Share-based Payment [Line Items]
Percentage of vest									25.00%
Directors [Member]
Share-based Payment [Line Items]
Stock options granted to the employees (in Shares)																											2,590,300
Senior Executives [Member]
Share-based Payment [Line Items]
Weighted-average grant-date fair value per share (in Dollars per share)																																$ 0.16	$ 0.46	$ 0.58
Key Employees [Member]
Share-based Payment [Line Items]
Weighted-average grant-date fair value per share (in Dollars per share)																																0.16	0.44	0.57
Employees and Directors [Member] | Restricted Share Units [Member]
Share-based Payment [Line Items]
Weighted-average grant-date fair value per share (in Dollars per share)																																$ 0.81	$ 0.98	$ 1.14
Forecast [Member] | Third Installment [Member]
Share-based Payment [Line Items]
Percentage of vest					25.00%			25.00%
Total fair value option exercised (in Dollars)			$ 25
Forecast [Member] | Fourth Installment [Member]
Share-based Payment [Line Items]
Percentage of vest		25.00%		25.00%			25.00%
Total fair value option exercised (in Dollars)	$ 25
Forecast [Member] | Second Installment [Member]
Share-based Payment [Line Items]
Percentage of vest										25.00%
Total fair value option exercised (in Dollars)						$ 25
Employee [Member]
Share-based Payment [Line Items]
Stock options granted to the employees (in Shares)																											200,000